Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  [     ];    Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Coldstream Capital Management, Inc.
Address:             2370 - 130th Avenue NE, Suite 103
                     Bellevue, WA  98005

13F File Number:     28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                Don Gher
Title:               Chief Investment Officer
Phone:               415-885-1558


Signature, Place and Date of Signing:
DONALD GHER, BELLEVUE, 5/14/99


                     Report Type (Check only one.):
                          [ X ]  13F HOLDINGS REPORT.
                          [   ]  13F NOTICE.
                          [   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                 Report Summary:

     Number of Other Included Manage         0

     Form 13F Information Table Entr       129

     Form 13F Information Table Valu    115251





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]     [NONE]

Coldstream Capital Management, Inc.
FORM 13F
March 31, 1999
                                                         Investment        Voting
                                                         Discretion       Authority
                     Title            Market             -----------------------------------------
                      of                Value    Share                   # of shrs
      Security       Class  CUSIP   (x $1,000)    Qty    SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ------------------------------------- -------- ---------

COMMON STOCK
---------------------------

AT&T                      001957109        222       2776 x                    2776
Ambassadors Int'l Inc.    023178106        502      31000 x                   31000
America On-Line           02364j104        301       2045 x                    2045
American Int'l Group      026874107       3447      28580 x                   28230
                                            42        350     1                 350
                                             6         50         x
American Stores Co.       030096101       2595      78650 x                   77450
                                            40       1200     1                1200
                                             7        200         x
Amgen Inc.                031162100       3914      52272 x                   51472
                                            60        800     1                 800
Automatic Data Processing 053015103       2120      51250 x                   50500
                                            31        750     1                 750
                                             6        150         x
Bankamerica Corp.         06605F102       2396      33927 x                   33627
                                            21        300     1                 300
                                             7        100         x
Bristol-Myers Squibb Co.  110122108        447       6968 x                    6968
British Petroleum Co Plc A110889409        293       2904 x                    2904
Chase Manhattan Corp      16161A108        367       4508 x                    4508
Cisco Systems Inc.        17275R102       3807      34748 x                   34198
                                            60        550     1                 550
                                            11        100         x
Citigroup -- NEW          172967101        224       3499 x                    3499
Coca-Cola                 191216100       1852      30175 x                   29775
                                            25        400     1                 400
                                             6        100         x
Computer Sciences Corp    205363104       2743      49700 x                   49150
                                            30        550     1                 550
                                             8        150         x

                                    ----------------
Page Total                               25590

Coldstream Capital Management, Inc.
FORM 13F
March 31, 1999
                                                         Investment        Voting
                                                         Discretion       Authority
                     Title            Market             -----------------------------------------
                      of                Value    Share                   # of shrs
      Security       Class  CUSIP   (x $1,000)    Qty    SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ------------------------------------- -------- ---------

Costco Companies          22160Q102       3946      43095 x                   42395
                                            64        700     1                 700
Crown Cork and Seal                        286      10000 x                   10000
Elan Corp PLC             284131208       3255      46675 x                   45975
                                            49        700     1                 700
Emerson Electric          291011104       2463      46525 x                   46225
                                            16        300     1                 300
                                             5        100         x
Ericsson L M Tel Co. ADR  294821400       1400      58800 x                   58200
                                            14        600     1                 600
Fred Meyer, Inc.          592907109       3246      55130 x                   54165
                                            57        965     1                 965
Freddie Mac               313400301       2911      50790 x                   50170
                                            36        620     1                 620
                                             6        100         x
General Electric          369604103       3315      29970 x                   29545
                                            47        425     1                 425
                                             8         75         x
Gold Reserve Glass A      38068N108         14      10400 x                   10400
Golden Rule Resources                        7      30000 x                   30000
Hewlett Packard Co.       428236103       1953      28800 x                   28400
                                            27        400     1                 400
Intel Corp.               458140100       3082      25925 x                   25525
                                            48        400     1                 400
                                            12        100         x
Intervoice Inc            461142101        132      12000 x                   12000
JTS Corp.                                    2     170000 x                  170000
Johnson & Johnson         478160104       3163      33825 x                   33525
                                            28        300     1                 300
Kushner Locke Company     501337406        943      60834 x                   60834
Marsh & Mclennan Cos                      3020      40675 x                   39875
                                            59        800     1                 800
                                             7        100         x

                                    ----------------
Page Total                               33621

Coldstream Capital Management, Inc.
FORM 13F
March 31, 1999
                                                         Investment        Voting
                                                         Discretion       Authority
                     Title            Market             -----------------------------------------
                      of                Value    Share                   # of shrs
      Security       Class  CUSIP   (x $1,000)    Qty    SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ------------------------------------- -------- ---------

Medtronic Inc.            585055106       3204      44575 x                   44125
                                            32        450     1                 450
                                            11        150         x
Merck & Co.               589331107       2828      35290 x                   34790
                                            40        500     1                 500
                                             8        100         x
Microsoft Corp.           594918104       4299      47962 x                   47042
                                            83        920     1                 920
Minuteman Int'l Inc.      604540104        797      78700 x                   78700
Newell Rubbermaid Inc.    651229106       2811      59175 x                   58325
                                            40        850     1                 850
                                             7        150         x
Northern Bank of Commerce 66476P100        577      96185 x                   96185
Northern Trust Corp.      665859104       1496      16850 x                   16600
                                            22        250     1                 250
Pentair, Inc.             709631105       2485      73630 x                   72780
                                            29        850     1                 850
                                             5        150         x
PepsiCo Inc.              713448108       2647      67550 x                   66800
                                            29        750     1                 750
                                             6        150         x
Pfizer Inc.               717081103       2213      15950 x                   15750
                                            28        200     1                 200
Pioneer Group             723684106        227      15300 x                   15300
Pitney Bowes, Inc.        724479100       3239      50800 x                   49900
                                            57        900     1                 900
                                             6        100         x
Platinum Entertainment    727909103        547      85000 x                   85000
RPM, Inc.                 749685103       1643     123450 x                  121800
                                            22       1650     1                1650
                                             5        400         x

                                    ----------------
Page Total                               29443


Coldstream Capital Management, Inc.
FORM 13F
March 31, 1999
                                                         Investment        Voting
                                                         Discretion       Authority
                     Title            Market             -----------------------------------------
                      of                Value    Share                   # of shrs
      Security       Class  CUSIP   (x $1,000)    Qty    SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ------------------------------------- -------- ---------

Rowan Companies           779382100        481      37900 x                   37900
Royal Dutch Pete Co Ny Reg780257804       2144      41225 x                   40725
                                            26        500     1                 500
                                             5        100         x
Ryan's Family Steak Houses783519101       2029     168250 x                  165500
                                            33       2750     1                2750
                                             9        750         x
SBC Communications, Inc.  78387G103       2515      53288 x                   52238
                                            50       1050     1                1050
                                            12        250         x
Safeco Corp.              786429100       1499      37075 x                   36625
                                            18        450     1                 450
                                             6        150         x
Safeway, Inc.             786514208        434       8450 x                    8450
Schmitt Industries, Inc.  806870101        185      78000 x                   78000
Service Corp Int'l        817565104        948      66500 x                   65700
                                            11        800     1                 800
                                             3        200         x
Si Diamond Tech Inc       784249104         44      53320 x                   53320
Sonus Corp                835691106        185      40500 x                   40500
Sotheby's Holdings Inc.   835898107        291       9000 x                    9000
Starbucks Corp.           855244109       3369     120050 x                  118500
                                            42       1500     1                1500
                                             8        300         x
Sun Microsystems          866810104       3908      31250 x                   31250
SunGard Data Sys Inc.     867363103       3449      86225 x                   85075
                                            46       1150     1                1150
                                             6        150         x
Sysco Corp.               871829107       2210      84000 x                   83400
                                            16        600     1                 600
                                             5        200         x

                                    ----------------
Page Total                               23987


Coldstream Capital Management, Inc.
FORM 13F
March 31, 1999                                           Investment        Voting
                                                         Discretion       Authority
                     Title            Market             -----------------------------------------
                      of                Value    Share                   # of shrs
      Security       Class  CUSIP   (x $1,000)    Qty    SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ------------------------------------- -------- ---------

Textron, Inc.             883203101       2563      33125 x                   32600
                                            41        525     1                 525
                                             6         75         x
Trailblazer Oil & Gas Com 892781105          0      85000 x                   85000
                                    ----------------


                                    ----------------
GRAND TOTAL                             115251
                                    ===========

                                    ----------------
Page Total                                2610